Cash and cash equivalents and financial investments (Details 1 - Textuals) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Cash and cash equivalents and financial investments
Financial investments	R$ 3,164	R$ 96,299
Bottom of range
Cash and cash equivalents and financial investments
Interest rate of deposits	0.57%	0.57%
Top of range
Cash and cash equivalents and financial investments
Interest rate of deposits	5.28%	4.20%
Interbank Deposit Certificate (CDI) | Bottom of range
Cash and cash equivalents and financial investments
Percentage of interest rate	100.00%	101.00%
Interbank Deposit Certificate (CDI) | Top of range
Cash and cash equivalents and financial investments
Percentage of interest rate	101.00%	102.00%